Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000235073 [Member]
Shareholder Report [Line Items]
Fund Name	Relative Sentiment Tactical Allocation ETF
Class Name	Relative Sentiment Tactical Allocation ETF
Trading Symbol	MOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Relative Sentiment Tactical Allocation ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://relativesentimentetfs.com/mood-etf/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://relativesentimentetfs.com/mood-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund achieved a return of 12.51% for the Period, outperforming the returns of the Solactive GBS Global Markets All Cap Index of 6.63%, Solactive US Aggregate Bond Index of 4.50%, and our Custom Blended Benchmark[1], which returned 5.54%. As a "go-anywhere" tactical fund, MOOD strategically adjusts its equity allocation (ranging from 0% to 100%) and non-equity allocations across various assets based on the relative positioning of institutional versus retail investors. This approach is grounded in the principle that institutional investors historically demonstrate stronger market outcomes than retail investors. Consequently, the Fund increases or decreases its exposure to equities, bonds, commodities, precious metals, and select currencies based on our quantitative metrics of institutional and retail sentiment.
The Fund's positive absolute return was supported by rising equity markets, effective market timing, and successful asset selection. During the fiscal year, there were seven periods when the Fund was overweight equities relative to its Custom Blended Benchmark, and equities had positive returns during six of those seven periods. There were six periods when the Fund was underweight equities, and equities had negative returns in four of those periods. In addition, the Fund was overweight the U.S. market relative to the rest of the world for the duration of the year, which was also accretive to the Fund’s performance.
In terms of asset selection, our non-equity allocations significantly exceeded the performance of the Custom Blended Benchmark’s aggregate bond index component. Notably, our investments in precious metals (gold, silver, and gold mining stocks) and our commodity selections contributed positively to the Fund’s performance relative to the Custom Blended Benchmark. Conversely, our allocations to other bond categories (e.g., TIPS, short-term Treasuries, long-term Treasuries) slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (5/18/2022)
Relative Sentiment Tactical Allocation ETF- NAV	12.51%	9.54%
Solactive GBS Global Markets All Cap Index	6.63%	11.88%
Solactive US Aggregate Bond Index	4.50%	1.73%
Custom Blended Benchmark[1]	5.54%	8.03%
Solactive US Aggregate Bond Index	4.50%	1.73%
Solactive GBS United States 1000 Index	7.25%	14.34%
Solactive GBS Developed Markets ex North America Large Index	4.69%	9.71%
[1] 40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index
The Solactive GBS Global Markets All Cap Index and the Solactive US Aggregate Bond Index are provided as broad measures of market performance. The Custom Blended Benchmark is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://relativesentimentetfs.com/mood-etf/ for more recent performance information.

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://relativesentimentetfs.com/mood-etf/ for more recent performance information.
Net Assets	$ 24,936,815
Holdings Count | holding	12
Advisory Fees Paid, Amount	$ 115,397
Investment Company, Portfolio Turnover	247.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	36.1%
Domestic Stock ETFs	31.0%
Global Stock ETFs	17.0%
Commodity Derivative ETFs	15.2%
Investments Purchased with Proceeds from Securities Lending	3.9%

TOP 5 HOLDINGS (as a % of Net Assets)
iShares 1-3 Year Treasury Bond ETF	20.9%
SPDR Gold Shares	15.2%
iShares 20+ Year Treasury Bond ETF	15.1%
Vanguard FTSE Developed Markets ETF	12.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	7.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 31, 2025, at https://relativesentimentetfs.com/mood-etf/.
Effective April 11, 2025, the Fund may invest in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser and/or its affiliates) that utilize derivatives, such as options, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) as part of the Fund’s principal investment strategies (collectively, “Risk-Based Strategies”). The Sub-Adviser may, at times, recommend that the Fund’s portfolio allocate exposure to Risk-Based Strategies when broad equity relative sentiment is bearish. As a result, the Fund may be indirectly exposed to the risk that the price of options may not be correlated with their reference asset and that the use of options can result in losses greater than the amount invested in the options.
Material Fund Change Strategies [Text Block]	Effective April 11, 2025, the Fund may invest in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser and/or its affiliates) that utilize derivatives, such as options, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) as part of the Fund’s principal investment strategies (collectively, “Risk-Based Strategies”). The Sub-Adviser may, at times, recommend that the Fund’s portfolio allocate exposure to Risk-Based Strategies when broad equity relative sentiment is bearish. As a result, the Fund may be indirectly exposed to the risk that the price of options may not be correlated with their reference asset and that the use of options can result in losses greater than the amount invested in the options.